INCOME TAX - Deferred tax liabilities, net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,013,900	$ 159,383	¥ 2,137,968
Impairment for inventory	5,828	916	160,791
Net operating loss carryforwards	14,814,023	2,328,730	15,741,037
Subtotal	15,833,751	2,489,029	18,039,796
Less: Valuation allowance	(15,364,613)	(2,415,282)	(17,427,464)
Total deferred tax assets	469,138	73,747	612,332
Deferred tax liabilities:
Accelerated amortization of intangible assets	(105,652)	(16,608)	(92,032)
Gain on the previously held equity method investment	(146,888)	(23,090)	(146,888)
Recognition of customer relationship arising from business combinations	(945,000)	(148,552)	(997,500)
Total deferred tax liabilities	(1,197,540)	(188,250)	(1,236,420)
Deferred tax liabilities, net	¥ (728,402)	$ (114,503)	¥ (624,088)